SEI INSTITUTIONAL MANAGED TRUST

Large Cap Index Fund
S&P 500 Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class F Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025 and November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Investment Strategies and Principal Risks of the Funds

In the Fund Summary of the Large Cap Index Fund and S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

In addition, in the Fund Summary of the Large Cap Index Fund and S&P 500 Index Fund, under the heading titled "Principal Risks," the following text is hereby added after the last risk:

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

Additionally, in the section titled "More Information About Risks," under the sub-heading "More Information About Principal Risks," the following text is hereby added in the appropriate alphabetical order thereof:

Non-Diversification—The Large Cap Growth Fund is non-diversified. Additionally, in seeking to track an index, the Large Cap Index Fund and the S&P 500 Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When they are non-diversified, the Funds may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. However, the Funds intend to satisfy the asset diversification requirements for qualifying as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1627 (11/25)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
(the "Fund")

Supplement Dated November 18, 2025
to the Class I Shares Prospectus, dated January 31, 2025, as amended February 26, 2025, May 9, 2025, July 1, 2025, and
November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Fund is modifying its diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy and Principal Risks of the Fund

In the Fund Summary of the S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

In addition, in the Fund Summary of the S&P 500 Index Fund, under the heading titled "Principal Risks," the following text is hereby added after the last risk:

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

Additionally, in the section titled "More Information About Risks," under the sub-heading "More Information About Principal Risks," the following text is hereby added in the appropriate alphabetical order thereof:

Non-Diversification—The Large Cap Growth Fund is non-diversified. Additionally, in seeking to track an index, the S&P 500 Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1628 (11/25)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Index Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Real Estate Fund
Core Fixed Income Fund
High Yield Bond Fund
Conservative Income Fund
Tax-Free Conservative Income Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Statement of Additional Information, dated January 31, 2025, as amended February 26, 2025, April 11, 2025, May 9, 2025, May 29, 2025, May 30, 2025, July 1, 2025 and November 3, 2025 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Investment Strategies and Risks of the Large Cap Index and the S&P 500 Index Funds

Under the section titled "Investment Objectives and Policies," under the heading titled "Large Cap Index Fund," the first paragraph is hereby deleted and replaced with the following:

The Fund seeks to track performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund is managed using a passive investment approach designed to track, before fees and expenses, the performance of the Russell 1000 Index. Under normal circumstances, the Fund will invest substantially all of its assets (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities (mostly common stocks) of companies that are included in the Russell 1000 Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on their market capitalization. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Russell 1000 Index. As of December 31, 2024, the market capitalization of the companies included in the Russell 1000 Index ranged from $160 million to $3.8 trillion. The market capitalization range and the composition of the Russell 1000 Index are subject to change.

In addition, under the same section, under the heading titled "S&P 500 Index Fund," the second paragraph is hereby deleted and replaced with the following:

The Fund invests substantially all of its assets in index stocks and other securities listed in the S&P 500 Index, as well as securities that it expects to be added to the S&P 500 Index. The Fund's investment results are expected to correspond to the aggregate price and dividend performance of the S&P 500 Index before the fees and expenses of the Fund. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock, futures, ETFs, REITs and ADRs. The Fund may also: (i) engage in swap transactions; (ii) invest in U.S. dollar-denominated obligations or securities of foreign issuers; (iii) purchase shares of

REITs; (iv) invest a portion of its assets in securities of foreign companies located in developed foreign countries; (v) invest a portion of its assets in securities of small capitalization companies; and (vi) invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit and repurchase agreements involving such obligations although such investments will not be used for defensive purposes.

In addition, in the section titled "Description of Permitted Investments and Risk Factors," the "Non-Diversification" risk is hereby deleted and replaced with the following:

NON-DIVERSIFICATION—As indicated in the Investment Limitations section, the Large Cap Growth Fund is non-diversified. Additionally, in seeking to track an index, the Large Cap Index Fund and the S&P 500 Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Non-diversified funds may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The Funds intend to satisfy the diversification requirements necessary to qualify as a RIC under the Code, as described more fully in the "Taxes" section of this SAI.

Change in Non-Fundamental Policy of the Funds

In the section titled "Investment Limitations," under the heading "Non-Fundamental Policies," Non-Fundamental Policy No. 4, is hereby deleted and replaced with the following:

4. With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. Based on interpretive guidance from the SEC Staff, the Large Cap Index and S&P 500 Index Fund periodically may be non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its index. The Funds intend to be diversified in approximately the same proportion as each Fund's benchmark index is diversified. This investment limitation does not apply to the Large Cap Growth Fund.

Additionally, in the same section, under the same heading, Non-Fundamental Policy No. 15, is hereby deleted and the other paragraphs are renumbered accordingly.

In addition, in the same section, in the paragraph titled "Diversification," the following text is hereby added as the second-to-last sentence of the paragraph:

Certain funds that track an index may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1629 (11/25)